SHARE OPTIONS (Schedule of Grants of Share Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of classes of share capital [line items]
Outstanding at end of year | Share	2,000,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | Share	46,914,672	44,814,672	18,727,990
Granted | Share	12,100,000	19,600,000	29,400,000
Exercised | Share		(880,000)	(2,733,328)
Expired/ Forfeited | Share	(18,508,000)	(16,620,000)	(579,990)
Outstanding at end of year | Share	40,506,672	46,914,672	44,814,672
Exercisable at end of year | Share	17,275,422	19,764,672	14,138,004
Weighted Average exercise price
Outstanding Beginning Balance	$ 0.39	$ 0.47	$ 0.78
Granted	0.14	0.14	0.27
Exercised		0.19	0.19
Expired/ Forfeited	0.5	0.33	1.87
Outstanding at end of year	0.26	0.39	0.47
Exercisable at end of year	0.41	0.67	0.89
Class A Ordinary shares [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	0.12	0.19	0.19
Granted	0.14	0.12	0.27
Exercised		0.19	0.19
Expired/ Forfeited	0.12	0.27	0.69
Outstanding at end of year	0.12	0.12	0.19
Exercisable at end of year	0.12	0.19	0.19
Class A Ordinary shares [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	1.34	2.43	4.36
Granted	0.14	0.25	0.29
Exercised		0.19	0.19
Expired/ Forfeited	1.34	2.43	4.36
Outstanding at end of year	1.29	1.34	2.43
Exercisable at end of year	$ 1.29	$ 1.34	$ 2.43
American depositary share [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | Share	2,345,734	2,240,734	936,400
Granted | Share	605,000	980,000	1,470,000
Exercised | Share		(44,000)	(136,666)
Expired/ Forfeited | Share	(925,400)	(831,000)	(29,000)
Outstanding at end of year | Share	2,025,334	2,345,734	2,240,734
Exercisable at end of year | Share	863,771	988,234	706,900
Weighted Average exercise price
Outstanding Beginning Balance	$ 7.8	$ 9.4	$ 15.6
Granted	2.8	2.8	5.4
Exercised		3.8	3.8
Expired/ Forfeited	10	6.6	37.4
Outstanding at end of year	5.2	7.8	9.4
Exercisable at end of year	8.2	13.4	17.8
American depositary share [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	2.4	3.8	3.8
Granted	2.8	2.4	5.4
Exercised		3.8	3.8
Expired/ Forfeited	2.4	5.4	13.8
Outstanding at end of year	2.4	2.4	3.8
Exercisable at end of year	2.4	3.8	3.8
American depositary share [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	26.8	48.6	87.2
Granted	2.8	5	5.8
Exercised		3.8	3.8
Expired/ Forfeited	26.8	48.6	87.2
Outstanding at end of year	25.8	26.8	48.6
Exercisable at end of year	$ 25.8	$ 26.8	$ 48.6